BALANCE SHEET DETAILS - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories:
Raw materials	$ 840	$ 124
Work in process	589	85
Finished goods	506	586
Total Inventory	$ 1,935	$ 795